Equity- Restricted share grants (Details) - Restricted Stock - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Shares
Beginning balance		0
Granted	26,338	13,169	52,670
Forfeited			0
Vested	(26,338)	(13,169)	(52,670)
Ending balance			0
Weighted Average Grant Date Fair Value Per Share
Beginning balance			$ 0	$ 0
Granted	$ 1.59	$ 5.11	25.65
Forfeited		0	0
Vested	$ 1.59	$ 5.11	25.65
Ending balance			$ 0